Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (378)	$ (2,939)	$ 1,119
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets	336	(421)	(1,898)
Unrealized gains (losses) on derivatives	(175)	26	95
Foreign currency translation adjustments	10	1	(25)
Defined benefit plans adjustment	(19)	3	(6)
Other comprehensive income (loss), before income tax	152	(391)	(1,834)
Income tax (expense) benefit related to items of other comprehensive income (loss)	259	133	642
Comprehensive income (loss)	411	(258)	(1,192)
Comprehensive income (loss)	$ 33	$ (3,197)	$ (73)